Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 52,909	$ 42,997
Restricted cash		1,000	2,889
Short-term investments		1,497	6,464
Accounts receivable, net		50,643	31,640
Inventories, net		14,550	20,616
Prepaid expenses and other current assets		6,507	10,916
Total current assets		127,106	115,522
Non-current assets:
Property, plant and equipment, net		7,859	8,200
Right-of-use assets, net		8,560	3,228
Deferred tax assets, net			1,528
Long-term investments		10,545	10,293
Other non-current assets		75	151
Total non-current assets		27,039	23,400
TOTAL ASSETS		154,145	138,922
Current liabilities:
Short-term borrowings		21,874	23,438
Current portion of a long-term borrowing		143
Accounts payable		27,234	26,058
Bank acceptance notes payable		15,067	13,753
Accrued expenses and other current liabilities		11,678	13,239
Derivative liabilities			26
Operating lease liabilities – current		2,033	1,027
Taxes payable		2,630	2,168
Total current liabilities		80,714	79,864
Non-current liabilities:
Operating lease liabilities – non-current		6,943	2,172
Deferred tax liabilities, net		248
Long-term borrowings		8,336
Total non–current liabilities		15,527	2,172
TOTAL LIABILITIES		96,241	82,036
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	[1]
Additional paid-in capital		26,050	17,405
Statutory reserve		3,193	3,193
Retained earnings		24,886	33,138
Accumulated other comprehensive income		3,773	3,148
Total shareholders’ equity		57,904	56,886
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		154,145	138,922
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Related party
Current liabilities:
Amounts due to related parties – current		$ 55	$ 155

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.